Document And Entity Information	Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Sipup Corp
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001563227
Document Period End Date	Jun. 30, 2021
Entity Emerging Growth Company	false
City Area Code	1-305
Entity Address, Address Line One	Hamenofim 10
Entity Address, City or Town	Herzelia
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777603
Entity File Number	333-185408
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	99-0382107
Local Phone Number	999-5232
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false